UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
California 93.9%
ABN AMRO, Munitops Certificates Trust, Series 2005-38, 144A, 3.44% *, 5/1/2013 (a)	4,375,000	4,375,000
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 3.47% *, 11/1/2029, Wells Fargo Bank NA (b)	2,097,000	2,097,000
California, ABAG Finance Authority for Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.44% *, 12/15/2032	6,000,000	6,000,000
California, Bay Area Toll Authority Bridge Revenue, Series R-12019, 144A, 3.48% *, 4/1/2031	4,415,000	4,415,000
California, Communities Note Program Participations, Tax & Revenue Anticipation Notes, Series A-1, 4.5%, 6/30/2008	2,500,000	2,510,256
California, Educational Facilities Authority Revenue, Charles R. Drew University, 3.4% *, 11/1/2042, Sovereign Bank FSB (b)	3,000,000	3,000,000

California, Foothill-de Anza Community College District, Series 1860-T, 144A, 3.57% *, 2/1/2015 (a)	4,000,000	4,000,000
California, Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 3.41% *, 6/1/2041	6,200,000	6,200,000
California, Infrastructure & Economic Development Bank, Industrial Revenue, Pocino Foods Co. Project, Series A, AMT, 3.45% *, 6/1/2031, Wells Fargo Bank NA (b)	3,000,000	3,000,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 3.45% *, 7/1/2037 (a)	1,200,000	1,200,000
California, Lehman Municipal Trust Receipts, Various States:
Series 07-K14-D, 144A, 3.61% *, 5/15/2047 (a)	5,400,000	5,400,000
Series 07-K17-D, 144A, 3.51% *, 12/1/2033 (a)	4,500,000	4,500,000
Series K85W-D, 144A, 3.52% *, 12/1/2032	2,000,000	2,000,000
California, State Center Community College District, Series 1972, 144A, 3.44% *, 2/1/2015 (a)	4,600,000	4,600,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-9, 3.3% *, 5/1/2022, Citibank NA (b)	2,590,000	2,590,000
Series F-4, 3.53% *, 5/1/2022, Bank of America NA (b)	400,000	400,000
California, State General Obligation:
3.3%, 2/4/2008	2,000,000	2,000,000
Series 2178, 144A, 3.47% *, 12/1/2037	2,200,000	2,200,000
Series A-1, 3.55% *, 5/1/2033, WestLB AG (b)	1,500,000	1,500,000
California, State General Obligation, Weekly Public Kindergarten University, Series A-8, 3.28% *, 5/1/2034, Citibank NA (b)	1,000,000	999,980
California, State Revenue Anticipation Notes, 4.0%, 6/30/2008	4,500,000	4,513,766
California, Statewide Communities Development Authority Revenue, Series 2114, AMT, 144A, 3.5% *, 9/1/2046	2,000,000	2,000,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 3.52% *, 10/1/2036	3,000,000	3,000,000
California, Statewide Communities Development Authority Revenue, Front Porch Communities, Series B, 3.33% *, 4/1/2037, Sovereign Bank FSB (b)	3,000,000	3,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series C39, AMT, 144A, 3.53% *, 1/15/2040	1,700,000	1,700,000
Series R-13021CE, AMT, 144A, 3.76% *, 12/1/2041	4,000,000	4,000,000
California, UBS Municipal (CRVS), Various States, Series 07-40, 3.45% *, 5/1/2015	2,000,000	2,000,000
California, University Revenues, Series 117, 144A, 3.44% *, 5/15/2031 (a)	1,150,000	1,150,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.43% *, 3/15/2033	2,200,000	2,200,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.48% *, 10/1/2023, Bank of America NA (b)	220,000	220,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series 837, 144A, 3.47% *, 7/1/2023 (a)	2,875,000	2,875,000
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 3.3% *, 4/1/2031	4,845,000	4,845,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 4.5%, 6/30/2008	2,000,000	2,008,109
Los Angeles, CA, Water & Power Revenue:
Series A-6, 3.28% *, 7/1/2035	3,000,000	3,000,000
Series A-5, 3.3% *, 7/1/2035	3,600,000	3,600,000
Series A-4, 3.34% *, 7/1/2035	1,900,000	1,900,000
Novato, CA, Multi-Family Revenue, Senior Housing Project, 3.32% *, 10/1/2032, Bank of the West (b)	2,255,000	2,255,000
Orange County, CA, Water District Revenue, 3.35%, 1/17/2008	2,100,000	2,100,000
Peralta, CA, Community College District, Series R-12122, 144A, 3.48% *, 8/1/2037 (a)	3,000,000	3,000,000
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue, California Place Apartments, Series B, AMT, 3.43% *, 2/15/2031	3,000,000	3,000,000
San Diego, CA, Certificates of Participation, 3.4% *, 12/1/2028, Comerica Bank (b)	1,915,000	1,915,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Carter Terrace Apartments, Series B, AMT, 3.47% *, 3/1/2036, Citibank NA (b)	970,000	970,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.47% *, 12/1/2019, Citibank NA (b)	1,795,000	1,795,000
San Mateo County, CA, Community College District, Series 2175, 144A, 3.47% *, 9/1/2032 (a)	4,965,000	4,965,000

Santa Clara Valley, CA, Transportation Authority Sales Tax Revenue, Series D-33, 144A, 3.48% *, 4/1/2026 (a)			2,590,000	2,590,000
Ventura County, CA, Tax & Revenue Anticipation Notes, 4.5%, 7/1/2008			2,000,000	2,008,536

				129,597,647
Puerto Rico 5.5%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.44% *, 7/1/2035 (a)			3,000,000	3,000,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 3.47% *, 12/1/2030			4,500,000	4,500,000

				7,500,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $137,097,647)			99.4	137,097,647
Other Assets and Liabilities, Net			0.6	889,262

Net Assets			100.0	137,986,909

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2007.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	7.8
	Financial Security Assurance, Inc.	9.7
	MBIA Corporation	12.9
(b)	Security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008